Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Current accounts	$ 113,655	$ 220,089
Time deposits (with original maturities of three months or less)	149,491	121,925
Ship management client accounts	601	580
Total cash and cash equivalents	$ 263,747	$ 342,594	$ 384,092	$ 227,024